                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                                   PROSPECTUS
                               DATED JULY 31, 2006

                The date of this Supplement is February 23, 2007

     1. In the section entitled  "Sub-Advisors and Portfolio Managers," the text related to Brandes Investment Partners,  L.P. with regard to the Large Cap Value
Fund is deleted and replaced with the following:

Brandes Investment Partners, L.P. ("Brandes"),  11988 El Camino Real, Suite 500,
San Diego, California, 92130, is a registered investment advisor founded in 1974 and serves as a  sub-advisor  to the Large Cap Value Fund.  As of June 30, 2006,
Brandes' assets under  management  totaled $104.8  billion.  Brandes manages its allocated portion of the Large Cap Value Fund's assets on a team basis. Brandes'
Large  Cap  Investment  Committee  is  responsible  for  making  the  day-to-day investment  decisions  for its  allocated  portion of the Large Cap Value Fund's assets. No single individual is in charge of purchase  decisions - instead,  the entire committee  participates in the decision-making  process. The departure of
one  individual  should  not  materially   affect  the  investment   process  or
performance  of the Large Cap  Investment  Committee.  In order to increase  the
Large Cap Investment Committee's  effectiveness,  Brandes periodically rotates a
minority  of  committee   membership  among  select  investment   professionals.
Following are the six Investment  Committee members who are jointly  responsible for the investment decisions of the Brandes Large Cap Investment Committee:

o    Glenn R. Carlson, CFA
Chief Executive Officer
Mr.  Carlson  serves as Chief  Executive  Officer  and is a member of the firm's
Executive  Committee.  As an  Executive  Committee  member,  he  contributes  to strategic  decisions  and guides the firm toward its vision and  objectives.  As
CEO, he has  responsibility  for monitoring  progress toward plan objectives and managing the firm's  functional  areas.  He also  contributes  to the investment process as a member of the Investment Oversight Committee and as a voting member of  the  Large  Cap  Investment  Committee.  Mr.  Carlson  serves  as  a  senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department.  Prior to becoming
CEO in 2004,  he served as Co-CEO from 2002 to 2004 and  Managing  Partner  from
1996 to 2002. Mr.  Carlson earned his BA from the University of California,  San
Diego. He is a member of the Financial  Analysts Society of San Diego and has 23
years of investment experience.

o    Brent V. Woods, CFA
Managing Director - Investments
Mr.  Woods  is a member  of the  firm's  Executive  Committee,  contributing  to strategic  decisions and guiding the firm toward its vision and objectives.  Mr.
Woods also serves as Managing Director - Investments with responsibility for the securities  research efforts of the firm and oversight of the product investment committees.  In addition,  he is a member of the Investment  Oversight Committee and a voting member of the Large Cap Investment  Committee.  He also served as a
Managing Partner for Brandes from 1998 to 2000.  Prior to joining  Brandes,  Mr.
Woods worked as an attorney with a Wall Street law firm,  specializing in public and private securities offerings, as well as mergers and acquisitions. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton  University,  a master's degree in international studies from St. John's College at Cambridge University,  England, and a JD, cum laude,  from  Harvard  Law School.  He has 11 years of  investment experience.

o    Amelia Maccoun Morris, CFA
Director - Investments
Ms.  Morris  is  responsible  for  overseeing  and  directing   equity  research
activities in the telecommunications,  media, and consumer sectors. In addition,
Ms. Morris  contributes to the investment  process as a member of the Investment
Oversight  Committee  and a voting  member of the Large Cap  Committee.  She has served as a Director -  Investments  since 2004 and served as a Senior  Research
Analyst  from 1998 to 2004.  Prior to  joining  Brandes,  Ms.  Morris  worked in corporate finance,  specializing in non-U.S.  equity offerings,  and as a senior equity analyst with an  international  investment  bank. Ms. Morris holds an MBA from the University of Chicago,  and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California,  Davis.  She has 18 years of investment experience.

o    W. James Brown, CFA
Director - Investments
Mr. Brown is a senior  analyst and a voting  member of the Large Cap  Investment
Committee.   He  also  leads  the  firm's  research  efforts  in  the  financial institutions  and  utilities  sectors.  Mr.  Brown has  served as a  Director  -
Investments  since 2004 and  served as a Senior  Research  Analyst  from 1996 to
2004.  Prior to joining  Brandes,  Mr. Brown was a senior vice  president with a major  national  banking  organization  where he served in  various  capacities, including senior portfolio manager,  regional director of investments,  and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an  investment  consultant  with a large Wall
Street  firm.  Mr.  Brown  earned a Bachelor  of Science  degree from the United
States Air Force  Academy and an MBA from  Harvard  Business  School.  He has 22 years of investment experience.

o    Keith Colestock, CFA
Director - Investments
Mr.  Colestock is a senior analyst.  He also is a voting member of the Large Cap and Mid Cap  Investment  Committees.  Mr.  Colestock  has served as a Director -
Investments  since 2004, he served as Senior Research  Analyst from 2001 to 2004 and served as a Portfolio  Manager from 1995 to 2001.  Prior to joining Brandes,
Mr.  Colestock  served as senior equity  analyst and director of research for an investment  research  firm in San  Diego.  Before  that,  Mr.  Colestock  was an independent  demographic consultant to retail real estate developers.  He earned his BA in business  administration from California State University,  Fullerton.
He is a current member and past president of the Financial  Analysts  Society of
San Diego. Mr. Colestock has 16 years of investment experience.

o    Brent Fredberg
Senior Analyst
Mr.  Fredberg  is a senior  research  analyst  responsible  for  research in the technology  and household  durables  areas.  He is a voting member of the firm's
Large Cap Investment  Committee.  Mr.  Fredberg has served as a Senior  Research
Analyst since 2003 and served as an Analyst from 1999 to 2003.  Prior to joining
Brandes,  Mr. Fredberg worked for a major U.S.  consumer  products  company as a financial  analyst  and  controller.  He earned  his MBA with  distinction  from
Northwestern  University's  Kellogg  Graduate School of Management and his BS in
finance,  with  distinction,  from the University of Iowa. Mr. Fredberg is a CPA and CMA, with 12 years of finance and investment experience.

     2. In the section  entitled  "Management  of the Funds," the second to last paragraph on page 30 is deleted and replaced with the following:

AssetMark  invests  a portion  of its  revenues  from  operating  the  AssetMark
Investment  Services  program back into the program in the form of allowances to certain participating  financial  professionals that utilize the program.  Under its Gold Premier Consultant Program, individual investment advisers are entitled to receive a quarterly  business  development  allowance for  reimbursement  for qualified marketing/practice  management expenses incurred by the adviser. These amounts  range from $5,000 to $50,000  annually,  depending on the amount of the adviser's  client  assets  managed  within  the  AssetMark  program.  Similarly,
AssetMark provides  opportunities for broker-dealer  firms  participating in the
AssetMark program to receive fee reductions and/or allowances in amounts ranging from .02% to .07% of the amount of client assets invested  through the AssetMark program.  AssetMark  also  sponsors  annual  conferences  for its  participating financial  professionals  designed to facilitate  and promote the success of the
AssetMark   Investment   Services  program  and  its   participating   financial
professionals. AssetMark Funds sub-advisors, many of which also provide separate account  management  services through the AssetMark  program,  are provided with opportunities to economically sponsor portions of the annual Advisor conference.
AssetMark  also bears the cost of airfare  for  certain  financial  professional clients to attend  AssetMark's  annual  conference  or to conduct due  diligence visits to AssetMark's  offices.  In addition,  AssetMark may, from time to time, support its clients by sponsoring  conferences or other client events  conducted by investment advisers.

    Please retain this Supplement with your Prospectus for future reference.

                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2006

                The date of this Supplement is February 23, 2007

     In the section entitled "The Sub-Advisors and Portfolio Managers," the text relating to Brandes Investment  Partners,  L.P. is deleted and replaced with the following:

Brandes  Investment  Partners,  L.P.  ("Brandes"),  sub-advisor of the Large Cap
Value Fund, is an independent investment advisory firm that was founded in 1974.
Brandes  first  registered  with the SEC in 1975 and as of June  30,  2006,  has approximately $ 104.8 billion in assets under management.

Brandes manages its allocated portion of the Large Cap Value Fund's portfolio on a team basis.  Glenn  Carlson,  Brent Woods,  Amelia  Morris,  Jim Brown,  Keith
Colestock,  and  Brent  Fredberg  are  jointly  responsible  for the  investment decisions of the Brandes Large Cap Investment Committee. In addition to Brandes'
portion of the Large Cap Value Fund,  the  Investment  Committee  manages  other accounts.  The members of the Investment Committee participate in the management of the following other accounts as of December 31, 2006:

------------------ ----------------------------------- ------------------------- ------------------------------------------
                             Other Accounts                 Total Accounts            Accounts with Performance Fees
                                                       ----------- ------------- -------------- ---------------------------
                                                         Number       Assets        Number              Assets
                                                                       (in                           (in millions)
                                                                    millions)
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        11        $ 12,294            0               $0
Glenn Carlson
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       54        $ 13,988            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              8,521       $ 90,787           20            $ 12,033
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        11        $ 12,294            0               $0
Brent Woods
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       54        $ 13,988            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              8,521       $ 90,787           20            $ 12,033
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        11        $ 12,294            0               $0
Amelia Morris
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       54        $ 13,988            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              8,521       $ 90,787           20            $ 12,033
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        7         $ 11,894            0               $0
Jim Brown
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       32        $ 12,577            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              7,313       $ 85,160           17            $11,128
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        8         $ 11,979            0               $0
Keith Colestock
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       39        $ 13,001            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              8,048       $ 87,915           18             $11,147
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Registered Investment Companies        7         $ 11,894            0               $0
Brent Fredberg
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                    Other Pooled Investment Vehicles       32        $ 12,577            0               $0
                   ----------------------------------- ----------- ------------- -------------- ---------------------------
                             Other Accounts              7,313       $ 85,160           17            $11,128
------------------ ----------------------------------- ----------- ------------- -------------- ---------------------------

As of  December  31,  2006,  Brandes  had adopted  the  following  policies  and procedures to address potential conflicts of interest:

For a  small  number  of  accounts,  Brandes  may be  compensated  based  on the profitability  of the account,  such as by a  performance-based  management fee.
These  incentive  compensation  structures may create a conflict of interest for
Brandes  with  regard  to  other  accounts  where  Brandes  is paid  based  on a percentage  of assets  in that a  portfolio  manager  may have an  incentive  to allocate securities  preferentially to the accounts where Brandes might share in investment  gains.  In order to  address  these  potential  conflicts,  Brandes'
investment  decision-making  and trade  allocation  policies and  procedures are designed to ensure that none of Brandes'  clients are  disadvantaged in Brandes'
management of accounts. Additionally, Brandes' internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

It is possible that, at times,  identical  securities  will be held by more than one fund and/or  account.  If the Large Cap  Investment  Committee  identifies a limited  investment  opportunity  that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and  other  accounts.  To  deal  with  these  situations,  Brandes  has  adopted procedures for allocating portfolio  transactions across multiple accounts.  For client accounts,  including the Fund, that are able to participate in aggregated transactions,  Brandes  utilizes a rotational  trading  system to execute client transactions  in order to provide,  over the long-run,  fair  treatment for each client account.

Members  of the Large Cap  Investment  Committee  may  invest in a fund or other account  that they are  involved in the  management  of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict,  Brandes' investment decision-making and trade allocation policies and
procedures   are   designed  to  ensure  that  none  of  Brandes'   clients  are
disadvantaged in Brandes' management of accounts.

Brandes'  portfolio  managers' and analysts'  compensation is fixed and consists of: 1) a  competitive  fixed base salary;  2)  participation  in an annual bonus
plan;  and  3)  eligibility  for   participation   in  Brandes'  equity  through
partnership or phantom equity.  Participation in the annual bonus plan is linked to a number of  qualitative  and  quantitative  criteria.  The criteria  include research productivity,  performance of portfolio management  professionals,  and
the  attainment  of  client  service  goals.   Portfolio   manager  and  analyst
compensation  is not based on the  performance or the value of the assets of the
Large Cap Value Fund.

None of the Investment Committee members discussed above owned any shares of the
Large Cap Value Fund.

Please retain this Supplement with your Statement of Additional  Information for future reference.